UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21781

      Pioneer Asset Allocation Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 30

Date of reporting period:  October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The
schedules need not be audited.
Pioneer Solutions – Conservative Fund
Pioneer Solutions – Balanced Fund
Pioneer Solutions – Growth Fund

NQ | October 31, 2017

Ticker Symbols:

Class	Conservative Fund	Balanced Fund	Growth Fund

A	PIAVX	PIALX	GRAAX
C	PICVX	PIDCX	GRACX
R	PSMRX	BALRX	SOGRX
Y	IBBCX	IMOYX	IBGYX

sze

Schedule of Investments | 10/31/17 (unaudited)
Pioneer Solutions - Conservative Fund

	Shares			Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Value
		AFFILIATED ISSUERS - 69.6%*
		MUTUAL FUNDS - 69.6%
	1,558,738	Pioneer Bond Fund Class K		$(1,746)	$2,094	$ –	$118,878	$15,166,521
	25,522	Pioneer Core Equity Fund Class Y		6,753	30,565	–	–	556,890
	58,764	Pioneer Disciplined Value Fund Class Y		7,851	42,478	–	–	1,047,174
	–	Pioneer Dynamic Credit Fund Class Y		(5,531)	2,696	–	2,093	1
	16,083	Pioneer Fund Class Y		7,600	15,990	–	1,590	542,962
	23,849	Pioneer Fundamental Growth Fund Class K		3,151	16,744	–	–	548,288
	165,382	Pioneer Global Equity Fund Class K		–	185,228	–	–	2,781,725
	17,231	Pioneer Global High Yield Fund Class Y		–	345	–	2,042	154,048
	12,638	Pioneer High Yield Fund Class Y		–	(379)	–	1,474	123,853
	100,030	Pioneer International Equity Fund Class Y		–	124,038	–	–	2,460,746
	28,003	Pioneer Mid Cap Value Fund Class K		1,614	26,067	–	–	737,599
	1,385,021	Pioneer Strategic Income Fund Class K		1,406	(15,412)	–	135,276	15,013,628
		Other affiliated securities not held at period end		(345)	–	–	1,156	–
		TOTAL INVESTMENTS IN AFFILIATED ISSUERS
		(Cost $37,125,870)		$20,753	$430,454	$ –	$262,509	$39,133,435
		UNAFFILIATED ISSUERS - 28.4%
		MUTUAL FUNDS - 24.2%
	10,405	AMG Managers Fairpointe Mid Cap Fund Class I						$447,102
	17,713	Columbia Contrarian Core Fund Class Y						472,760
	216,387	Doubleline Total Return Bond Fund Class I						2,308,849
	12,179	iShares MSCI Canada ETF						350,633
	8,833	iShares MSCI China ETF						576,795
	8,541	iShares MSCI Russia Capped ETF						282,622
	8,603	iShares MSCI South Korea Capped ETF						643,160
	9,962	JOHCM Asia Ex-Japan Equity Fund Class IS						125,220
	240,697	Metropolitan West Total Return Bond Fund Class I						2,565,830
	245,049	MFS Total Return Bond Fund Class I						2,631,826
	8,687	Oak Ridge Small Cap Growth Fund Class K						326,718
	3,591	ROBO Global Robotics & Automation Index ETF						146,046
	5,658	T. Rowe Price International Funds - European Stock Fund						118,252
	221,440	Western Asset Core Plus Bond Fund Class IS						2,621,850
		TOTAL MUTUAL FUNDS
		(Cost $13,244,207)						$13,617,663
	Principal Amount ($)
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.2%
	1,269,878	U.S. Treasury Inflation Indexed Note, 0.375%, 1/15/27						$1,252,740
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $1,249,903)						$1,252,740
		SOVEREIGN DEBT OBLIGATION - 2.0%
JPY	121,069,342	Japanese Government CPI Linked Bond, 0.10%, 3/10/25						$1,115,344
		TOTAL SOVEREIGN DEBT OBLIGATION
		(Cost $1,172,975)						$1,115,344
	Number of Contracts	Description	Counterparty/ Exchange	Notional Principal ($)	Strike Price	Expiration Date

		EXCHANGE-TRADED PUT OPTION PURCHASED- 0.0%†
	5	S&P 500 Index	Merrill Lynch	14,865	2,375	1/19/18		$5,400

		TOTAL EXCHANGE-TRADED PUT OPTION PURCHASED
		(Premium paid $14,865)						5,400
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
		(Cost $15,681,950)						$15,991,147

		EXCHANGE-TRADED PUT OPTION WRITTEN – (0.0)%††
	(5)	S&P 500 Index	Merrill Lynch	(2,485)	2,000	1/19/18		$(900)

		TOTAL EXCHANGE-TRADED PUT OPTION WRITTEN
		(Premium received $(2,485))						(900)
		OTHER ASSETS AND LIABILITIES - 2.0%						$1,119,780
		TOTAL NET ASSETS - 100.0%						$56,243,462

	*	Affiliated funds managed by Pioneer Investment Management, Inc.
	†	Amount rounds to less than 0.1%.
	††	Amount rounds to greater than (0.1)%.

Schedule of Investments | 10/31/17
Pioneer Solutions - Conservative Fund (continued)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1	Euro-Bund	12/7/17	$188,765	$189,604	$ 839

Number of Contracts (Short)	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
(66)	Euro-Schatz	12/7/17	$(8,626,674)	$(8,632,056)	$(5,382)
(1)	Japan 10 Year Bond	12/13/17	(1,331,037)	(1,323,337)	7,700
(4)	U.S. 10 Year Note	12/19/17	(508,000)	(499,750)	8,250
(18)	U.S. 5 Year Note	12/29/17	(2,122,875)	(2,109,375)	13,500
Total			$(12,588,586)	$(12,564,518)	$24,068

INDEX FUTURES
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
5	E-Mini S&P 500	12/15/17	$ 632,754	$ 643,188	$ 10,434
26	Euro Stoxx 50	12/15/17	1,058,897	1,114,066	55,169
29	Euro Stoxx Bank	12/15/17	223,766	228,893	5,127
6	IBEX 35	11/17/17	710,882	737,123	26,240
9	Nikkei 225 (SGX)	12/7/17	759,965	868,893	108,928
3	S&P TSX 60	12/15/17	426,907	440,002	13,095
15	Stoxx 600 Auto	12/15/17	494,700	540,589	45,889
109	Stoxx Europe 600	12/15/17	2,474,397	2,506,684	32,287
3	XAU Utilities	12/15/17	167,550	166,230	(1,320)
Total			$6,949,818	$7,245,668	$295,849

Number of Contracts (Short)	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
(2)	DAX	12/15/17	$(728,453)	$ (770,182)	$(41,729)
(9)	E-Mini Russell 2000	12/15/17	(653,140)	(676,215)	(23,075)
(14)	Euro Stoxx	12/15/17	(310,599)	(324,569)	(13,970)
(6)	FTSE MIB	12/15/17	(774,294)	(795,951)	(21,657)
(4)	HSCEI	12/28/17	(280,272)	(295,315)	(15,043)
(5)	MSCI Emerging Market	12/15/17	(271,650)	(281,050)	(9,400)
(2)	MSCI World IX	12/15/17	(113,320)	(114,800)	(1,480)
Total			$(3,131,728)	$(3,258,082)	$(126,354)
				$(8,387,328)	$194,402

Schedule of Investments | 10/31/17
Pioneer Solutions - Conservative Fund (continued)

SWAP CONTRACTS

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
INTEREST RATE SWAP AGREEMENT
Notional Principal ($)		Pay/ Receive	Floating Rate		Annual Fixed Rate	Expiration Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
EUR 323,000		Pay	EURIBOR 6 Month		0.817%	5/29/27	$ –	$3,113	$3,113
EUR 1,880,905		Pay	EURIBOR 6 Month		0.941%	7/27/27	–	35,057	35,057
EUR 1,317,630		Pay	EURIBOR 6 Month		2.056%	2/16/32	–	(3,927)	(3,927)
EUR 1,281,923		Pay	EURIBOR 6 Month		1.891%	3/1/32	–	(14,938)	(14,938)
GBP 1,173,744		Receive	LIBOR GBP 6 Month		2.020%	2/16/32	–	(8,850)	(8,850)
GBP 565,000		Receive	LIBOR GBP 6 Month		1.838%	3/1/32	–	1,530	1,530
GBP 564,532		Receive	LIBOR GBP 6 Month		1.843%	3/1/32	–	1,370	1,370
SEK 18,014,576		Receive	STIBOR SEK 3 Month		1.245%	7/27/27	–	(32,020)	(32,020)
Total							$ –	$(18,665)	$(18,665)

INTEREST RATE SWAP AGREEMENT
Notional Principal ($)	Counterparty	Pay/ Receive	Floating Rate	Pay/ Receive	Annual Fixed Rate	Expiration Date	Premiums Paid (Received)	Unrealized Depreciation	Market Value
EUR 281,000	UBS AG	Pay	EMMI EURO OverNight Index Average	Receive	0.332%	5/9/26	$ –	$ (2,292)	$(2,292)
TOTAL SWAP CONTRACTS (Premiums $–)								$ (20,957)	$ (20,957)

Schedule of Investments | 10/31/17
Pioneer Solutions - Conservative Fund (continued)

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	256,248	GBP	230,403	Barclays Bank Plc.	1/19/18	(6,890)
JPY	48,653,096	AUD	560,000	Barclays Bank Plc.	1/19/18	1,302
NZD	412,775	AUD	370,000	Barclays Bank Plc.	1/19/18	(1,001)
RUB	37,808,810	USD	650,000	Barclays Bank Plc.	1/19/18	(10,519)
TRY	2,561,426	EUR	570,000	Barclays Bank Plc.	1/19/18	(7,579)
TRY	647,553	EUR	145,000	Barclays Bank Plc.	1/19/18	(2,968)
TRY	405,093	USD	107,460	Barclays Bank Plc.	1/19/18	(3,142)
USD	248,614	AUD	320,000	Barclays Bank Plc.	1/19/18	3,826
USD	622,222	CAD	778,193	Barclays Bank Plc.	1/19/18	18,209
USD	863,108	JPY	96,506,639	Barclays Bank Plc.	1/19/18	10,807
USD	795,741	ILS	2,772,505	Barclays Bank Plc.	1/19/18	6,108
INR	14,747,800	EUR	190,000	Deutsche Bank AG London	1/19/18	3,171
INR	14,804,800	EUR	190,000	Goldman Sachs International	1/19/18	4,043
USD	287,500	TWD	8,629,025	Goldman Sachs International	1/19/18	8
MXN	2,081,471	USD	109,467	Goldman Sachs International	1/19/18	(2,262)
MYR	932,910	USD	220,000	Goldman Sachs International	1/19/18	(124)
MYR	2,360,400	USD	560,000	Goldman Sachs International	1/19/18	(3,682)
NOK	3,730,000	SEK	3,778,967	Goldman Sachs International	1/19/18	3,493
USD	39,749	EUR	33,358	Goldman Sachs International	1/19/18	702
USD	516,683	GBP	390,000	Goldman Sachs International	1/19/18	(2,683)
USD	230,000	ILS	803,137	Goldman Sachs International	1/19/18	1,260
USD	170,000	ILS	595,266	Goldman Sachs International	1/19/18	463
USD	625,000	KRW	704,438,469	Goldman Sachs International	1/19/18	(5,226)
USD	287,500	KRW	324,062,258	Goldman Sachs International	1/19/18	(2,422)
AUD	560,000	JPY	48,971,708	Goldman Sachs International	1/19/18	$(4,116)
BRL	367,310	USD	115,000	Goldman Sachs International	1/19/18	(3,882)
COP	340,170,000	USD	115,000	Morgan Stanley Capital Services	1/19/18	(3,992)
IDR	1,563,195,000	USD	115,000	Morgan Stanley Capital Services	1/19/18	(577)
INR	14,715,500	EUR	190,000	Morgan Stanley Capital Services	1/19/18	2,677
USD	380,000	KRW	428,260,000	Morgan Stanley Capital Services	1/19/18	(3,143)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(8,139)

Schedule of Investments | 10/31/17
Pioneer Solutions - Conservative Fund (continued)

NOTE:	Principal amounts are denominated in U.S. Dollars unless otherwise noted:
	AUD	Australian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	COP	Colombian Peso
	EUR	Euro
	GBP	Great British Pound
	IDR	Indonesian Rupiah
	ILS	Israeli New Shekel
	INR	Indian Rupee
	JPY	Japanese Yen
	KRW	Korean Won
	MXN	Mexican Nuevo Peso
	MYR	Malaysian Ringgit
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	RUB	Russian Ruble
	SEK	Swedish Krone
	TRY	Turkish Lira
	TWD	New Taiwan Dollar
	EMMI	European Money Market Institute
	EURIBOR	Euro Interbank Offered Rate
	LIBOR	London Interbank Offered Rate.
	STIBOR	Stockholm Interbank Offered Rate

Schedule of Investments | 10/31/17
Pioneer Solutions - Conservative Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2017, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$52,751,098	$ –	$ –	$52,751,098
U.S. Government and Agency Obligation	–	1,252,740	–	1,252,740
Sovereign Debt Obligation	–	1,115,344	–	1,115,344
Exchange-Traded Put Options Purchased	5,400	–	–	5,400
Total	$52,756,498	$2,368,084	$ –	$55,124,582

Other Financial Instruments
Exchange-Traded Put Options Written	(900)	–	–	(900)
Net Unrealized Appreciation on Futures Contracts	194,402	–	–	194,402
Unrealized Depreciation on Swaps Contracts	–	(20,957)	–	(20,957)
Net Unrealized Appreciation on Forward Foreign Currency Contracts	–	(8,139)	–	(8,139)
Total Other Financial Instruments	$193,502	$(29,096)	$ –	$164,406

During the three months ended October 31, 2017, there were no transfers between Levels 1, 2, and 3.

Schedule of Investments | 10/31/17
Pioneer Solutions - Balanced Fund

	Shares			Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Value
		AFFILIATED ISSUERS - 70.4%*
		MUTUAL FUNDS - 70.4%
	1,412,129	Pioneer Bond Fund Class K		$(6,942)	$6,516	$ –	$110,835	$13,740,015
	195,351	Pioneer Core Equity Fund Class Y		–	267,631	–	–	4,262,562
	481,564	Pioneer Disciplined Value Fund Class Y		15,312	384,769	–	–	8,581,471
	465,490	Pioneer Dynamic Credit Fund Class Y		(8,531)	(16,036)	–	49,798	4,417,503
	130,055	Pioneer Fund Class Y		–	183,378	–	11,705	4,390,661
	173,510	Pioneer Fundamental Growth Fund Class K		–	140,543	–	–	3,988,995
	1,069,009	Pioneer Global Equity Fund Class K		32,085	1,176,228	–	–	17,980,731
	312,079	Pioneer Global High Yield Fund Class Y		–	6,242	–	36,981	2,789,986
	1	Pioneer High Yield Fund Class Y		–	–	–	–	7
	1,137,956	Pioneer International Equity Fund Class Y		122,539	1,315,997	–	–	27,993,727
	221,615	Pioneer Mid Cap Value Fund Class K		394	211,224	–	–	5,837,339
	2,036,411	Pioneer Strategic Income Fund Class K		–	(20,365)	–	197,125	22,074,695
		TOTAL INVESTMENTS IN AFFILIATED ISSUERS
		(Cost $97,439,758)		$154,857	$3,656,127	$ –	$406,444	$116,057,692
		UNAFFILIATED ISSUERS - 27.6%
		MUTUAL FUNDS - 23.4%
	66,914	AMG Managers Fairpointe Mid Cap Fund Class I						$2,875,288
	117,552	Columbia Contrarian Core Fund Class Y						3,137,463
	705,046	Doubleline Total Return Bond Fund Class I						7,522,841
	89,985	iShares MSCI Canada ETF						2,590,668
	39,692	iShares MSCI China ETF						2,591,887
	37,419	iShares MSCI Russia Capped ETF						1,238,195
	37,046	iShares MSCI South Korea Capped ETF						2,769,559
	578,684	MFS Total Return Bond Fund Class I						6,215,066
	16,119	ROBO Global Robotics & Automation Index ETF						655,560
	130,212	T. Rowe Price International Funds - European Stock Fund						2,721,431
	534,563	Western Asset Core Plus Bond Fund Class IS						6,329,226
		TOTAL MUTUAL FUNDS
		(Cost $37,214,202)						$38,647,184
	Principal Amount ($)
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.2%
	3,644,571	U.S. Treasury Inflation Indexed Note, 0.375%, 1/15/27						$3,595,387
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
		(Cost $3,587,243)						$3,595,387
		SOVEREIGN DEBT OBLIGATION - 2.0%
JPY	361,201,906	Japanese Government CPI Linked Bond, 0.10%, 3/10/25						$3,327,549
		TOTAL SOVEREIGN DEBT OBLIGATION
		(Cost $3,499,489)						$3,327,549
	Number of Contracts	Description	Counterparty/ Exchange	Notional Principal ($)	Strike Price	Expiration Date

		EXCHANGE-TRADED PUT OPTION PURCHASED- 0.0%†
	20	S&P 500 Index	Merrill Lynch	59,460	2,375	1/19/18		$21,600

		TOTAL EXCHANGE-TRADED PUT OPTION PURCHASED
		(Premium paid $59,460)						21,600
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
		(Cost $44,360,394)						$45,591,720
		EXCHANGE-TRADED PUT OPTION WRITTEN – (0.0)%††
	(20)	S&P 500 Index	Merrill Lynch	(9,940)	2,000	1/19/18		$(3,600)

		TOTAL EXCHANGE-TRADED PUT OPTION WRITTEN
		(Premium received $(9,940))						(3,600)
		OTHER ASSETS AND LIABILITIES - 2.0%						$3,325,970
		TOTAL NET ASSETS - 100.0%						$164,971,782

	*	Affiliated funds managed by Pioneer Investment Management, Inc.
	†	Amount rounds to less than 0.1%.
	††	Amount rounds to greater than (0.1)%.

Schedule of Investments | 10/31/17
Pioneer Solutions - Balanced Fund (continued)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
11	Euro-Bund	12/7/17	$2,076,414	$2,085,641	$9,227

Number of Contracts (Short)	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
(38)	Euro-OAT	12/7/17	$(6,899,479)	$(6,970,754)	$(71,275)
(130)	Euro-Schatz	12/7/17	(16,991,932)	(17,002,534)	(10,602)
(3)	Japan 10 Year Bond	12/13/17	(3,993,111)	(3,970,010)	23,101
(17)	U.S. 10 Year Note	12/19/17	(2,159,001)	(2,123,938)	35,063
(78)	U.S. 5 Year Note	12/29/17	(9,199,125)	(9,140,625)	58,500
Total			$(39,242,648)	$(39,207,861)	$34,787

INDEX FUTURES
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
39	E-Mini S&P 500	12/15/17	$4,867,186	$5,016,863	$149,677
125	Euro Stoxx Bank	12/15/17	964,510	986,609	22,099
26	IBEX 35	11/17/17	3,080,493	3,194,202	113,709
20	Nikkei 225 (SGX)	12/7/17	1,689,171	1,930,874	241,703
13	S&P TSX 60	12/14/17	1,849,927	1,906,673	56,746
44	Stoxx 600 Auto	12/15/17	1,451,119	1,585,728	134,609
133	Stoxx Europe 600	12/15/17	3,025,056	3,058,614	33,558
16	XAU Utilities	12/15/17	893,600	886,560	(7,040)
Total			$17,821,062	$18,566,123	$745,061

Number of Contracts (Short)	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
(12)	DAX	12/15/17	$(4,370,715)	$(4,621,089)	$(250,374)
(42)	E-Mini Russell 2000	12/15/17	(3,052,782)	(3,155,670)	(102,888)
(60)	Euro Stoxx	12/15/17	(1,331,137)	(1,391,010)	(59,873)
(45)	Euro Stoxx 50	12/15/17	(1,832,779)	(1,928,192)	(95,413)
(26)	FTSE MIB	12/15/17	(3,354,204)	(3,449,122)	(94,918)
(18)	HSCEI	12/28/17	(1,261,227)	(1,328,919)	(67,692)
(22)	MSCI Emerging Market	12/15/17	(1,195,260)	(1,236,620)	(41,360)
(11)	MSCI World IX	12/15/17	(623,260)	(631,400)	(8,140)
Total			$(17,021,364)	$(17,742,022)	$(720,658)
				$(36,298,119)	$68,417

Schedule of Investments | 10/31/17
Pioneer Solutions - Balanced Fund (continued)

SWAP CONTRACTS
CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Notional Principal ($)		Pay/ Receive	Floating Rate	Annual Fixed Rate	Expiration Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
EUR 807,000		Pay	EURIBOR 6 Month	0.817%	5/29/27	$ –	$7,777	$7,777
EUR 8,121,562		Pay	EURIBOR 6 Month	0.941%	7/27/27	–	151,371	151,371
EUR 3,664,773		Pay	EURIBOR 6 Month	2.056%	2/16/32	–	(10,921)	(10,921)
EUR 3,694,441		Pay	EURIBOR 6 Month	1.891%	3/1/32	–	(43,050)	(43,050)
EUR 3,532,239		Pay	EURIBOR 6 Month	2.051%	3/17/32	–	(12,493)	(12,493)
GBP 3,264,578		Receive	LIBOR GBP 6 Month	2.020%	2/16/32	–	(24,617)	(24,617)
GBP 1,630,000		Receive	LIBOR GBP 6 Month	1.838%	3/1/32	–	4,414	4,414
GBP 1,625,257		Receive	LIBOR GBP 6 Month	1.843%	3/1/32	–	3,945	3,945
GBP 3,184,724		Receive	LIBOR GBP 6 Month	1.935%	3/17/32	–	(8,579)	(8,579)
SEK 77,785,172		Receive	STIBOR SEK 3 Month	1.245%	7/27/27	–	(138,259)	(138,259)
						$ –	$(70,412)	$(70,412)

INTEREST RATE SWAP AGREEMENT
Notional Principal ($)	Counterparty	Pay/ Receive	Floating Rate	Annual Fixed Rate	Expiration Date	Premiums Paid (Received)	Unrealized Depreciation	Value
EUR844,000	UBS AG	Pay	EMMI EURO OverNight Index Average	0.332%	5/9/26	$ –	$(6,884)	$(10,205)
TOTAL SWAP CONTRACTS (Premiums $–)							$ 77,296	$ 77,296

Schedule of Investments | 10/31/17
Pioneer Solutions - Balanced Fund (continued)

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	1,807,286	AUD	1,620,000	Barclays Bank Plc.	1/19/18	(4,382)
RUB	159,960,350	USD	2,750,000	Barclays Bank Plc.	1/19/18	(44,505)
TRY	11,054,576	EUR	2,460,000	Barclays Bank Plc.	1/19/18	(32,707)
TRY	2,746,516	EUR	615,000	Barclays Bank Plc.	1/19/18	(12,587)
TRY	1,761,275	USD	467,218	Barclays Bank Plc.	1/19/18	(13,660)
USD	1,083,803	AUD	1,395,000	Barclays Bank Plc.	1/19/18	16,681
USD	2,719,712	CAD	3,401,457	Barclays Bank Plc.	1/19/18	79,590
EUR	1,104,714	GBP	993,291	Barclays Bank Plc.	1/19/18	(29,699)
USD	3,475,071	ILS	12,107,775	Barclays Bank Plc.	1/19/18	26,672
JPY	215,463,714	AUD	2,480,000	Barclays Bank Plc.	1/19/18	5,768
USD	4,038,787	JPY	451,588,720	Barclays Bank Plc.	1/19/18	50,571
INR	65,200,800	EUR	840,000	Deutsche Bank AG London	1/19/18	14,018
AUD	2,480,000	JPY	216,874,710	Goldman Sachs International	1/19/18	$(18,229)
USD	1,250,000	TWD	37,517,500	Goldman Sachs International	1/19/18	33
MXN	9,049,875	USD	475,943	Goldman Sachs International	1/19/18	(9,836)
INR	65,452,800	EUR	840,000	Goldman Sachs International	1/19/18	17,873
MYR	4,134,488	USD	975,000	Goldman Sachs International	1/19/18	(552)
MYR	10,116,000	USD	2,400,000	Goldman Sachs International	1/19/18	(15,782)
NOK	16,300,000	SEK	16,513,983	Goldman Sachs International	1/19/18	15,264
USD	7,418,958	EUR	6,226,227	Goldman Sachs International	1/19/18	131,118
USD	1,954,121	GBP	1,475,000	Goldman Sachs International	1/19/18	(10,149)
BRL	1,597,000	USD	500,000	Goldman Sachs International	1/19/18	(16,878)
USD	990,000	ILS	3,456,980	Goldman Sachs International	1/19/18	5,422
USD	740,000	ILS	2,591,158	Goldman Sachs International	1/19/18	2,016
USD	2,695,000	KRW	3,037,538,677	Goldman Sachs International	1/19/18	(22,535)
USD	1,250,000	KRW	1,408,966,338	Goldman Sachs International	1/19/18	(10,532)
COP	1,479,000,000	USD	500,000	Morgan Stanley Capital Services	1/19/18	(17,356)
IDR	6,796,500,000	USD	500,000	Morgan Stanley Capital Services	1/19/18	(2,507)
USD	1,650,000	KRW	1,859,550,000	Morgan Stanley Capital Services	1/19/18	(13,647)
INR	65,058,000	EUR	840,000	Morgan Stanley Capital Services	1/19/18	11,834
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$101,317

Schedule of Investments | 10/31/17
Pioneer Solutions - Balanced Fund (continued)

NOTE:	Principal amounts are denominated in U.S. Dollars unless otherwise noted:
	AUD	Australian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	COP	Colombian Peso
	EUR	Euro
	GBP	Great British Pound
	IDR	Indonesian Rupiah
	ILS	Israeli New Shekel
	INR	Indian Rupee
	JPY	Japanese Yen
	KRW	Korean Won
	MXN	Mexican Nuevo Peso
	MYR	Malaysian Ringgit
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	RUB	Russian Ruble
	SEK	Swedish Krone
	TRY	Turkish Lira
	TWD	New Taiwan Dollar
	EMMI	European Money Market Institute
	EURIBOR	Euro Interbank Offered Rate
	LIBOR	London Interbank Offered Rate.
	STIBOR	Stockholm Interbank Offered Rate

Schedule of Investments | 10/31/17
Pioneer Solutions - Balanced Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2017, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$154,704,876	$ –	$ –	$154,704,876
U.S. Government and Agency Obligation	–	3,595,387	–	3,595,387
Sovereign Debt Obligation	–	3,327,549	–	3,327,549
Exchange-Traded Put Options Purchased	21,600	–	–	21,600
Total	$154,726,476	$6,922,936	$ –	$161,649,412

Other Financial Instruments
Exchange-Traded Put Options Written	(3,600)	–	–	(3,600)
Net Unrealized Appreciation on Futures Contracts	68,417	–	–	68,417
Unrealized Depreciation on Swaps Contracts	–	(77,296)	–	(77,296)
Net Unrealized Appreciation on Forward Foreign Currency Contracts	–	101,317	–	101,317
Total Other Financial Instruments	$64,817	$24,021	$ –	$88,838

During the three months ended October 31, 2017, there were no transfers between Levels 1, 2, and 3.

Schedule of Investments | 10/31/17
Pioneer Solutions - Growth Fund

	Shares			Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Income	Value
		AFFILIATED ISSUERS - 66.1%*
		MUTUAL FUNDS - 66.1%
	1,590,918	Pioneer Bond Fund Class K		$(12,449)	$21,787	$ –	$126,440	$15,479,632
	619,773	Pioneer Core Equity Fund Class Y		–	849,089	–	–	13,523,441
	1,405,248	Pioneer Disciplined Value Fund Class Y		–	887,333	–	–	25,041,519
	459,868	Pioneer Fund Class Y		266,503	648,413	–	41,388	15,525,131
	626,568	Pioneer Fundamental Growth Fund Class K		–	507,520	–	–	14,404,798
	2,341,358	Pioneer Global Equity Fund Class K		–	2,622,321	–	–	39,381,642
	2,258,181	Pioneer International Equity Fund Class Y		304,180	2,559,990	–	–	55,551,263
	693,486	Pioneer Mid Cap Value Fund Class K		–	672,681	–	–	18,266,421
	727,196	Pioneer Strategic Income Fund Class K		5,713	(15,842)	–	81,228	7,882,805
		Other affiliated securities not held at period end		(72,423)	–	–	2,101	–
		TOTAL INVESTMENTS IN AFFILIATED ISSUERS
		(Cost $163,275,860)		$491,524	$8,753,292	$ –	$251,157	$205,056,652
		UNAFFILIATED ISSUERS - 30.8%
		MUTUAL FUNDS - 26.8%
	195,731	AMG Managers Fairpointe Mid Cap Fund Class I						$8,410,574
	401,463	Columbia Contrarian Core Fund Class Y						10,715,048
	323,717	Doubleline Total Return Bond Fund Class I						3,454,060
	237,003	iShares MSCI Canada ETF						6,823,316
	95,017	iShares MSCI China ETF						6,204,610
	93,458	iShares MSCI Russia Capped ETF						3,092,525
	92,280	iShares MSCI South Korea Capped ETF						6,898,853
	386,257	JOHCM Asia Ex-Japan Equity Fund Class IS						4,855,254
	441,868	JPMorgan Intrepid European Fund Class L						12,306,024
	213,156	Oak Ridge Small Cap Growth Fund Class K						8,016,797
	39,636	ROBO Global Robotics & Automation Index ETF						1,611,996
	508,467	T. Rowe Price International Funds - European Stock Fund						10,626,960
		TOTAL MUTUAL FUNDS
		(Cost $76,731,028)						$83,016,017
	Principal Amount ($)
		U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.2%
	6,818,046	U.S. Treasury Inflation Indexed Note, 0.375%, 1/15/27						$6,726,034
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION						$6,726,034
		(Cost $6,710,800)						$83,016,017
		SOVEREIGN DEBT OBLIGATION - 1.8%
JPY	615,878,840	Japanese Government CPI Linked Bond, 0.10%, 3/10/25						$5,673,744
		TOTAL SOVEREIGN DEBT OBLIGATION						$5,673,744
		(Cost $5,966,915)						$83,016,017
	Number of Contracts	Description	Counterparty/ Exchange	Notional Principal ($)	Strike Price	Expiration Date

		EXCHANGE-TRADED PUT OPTION PURCHASED- 0.0%†
	169	Russell 2000 Index	Chicago Board of Options	1,416,651	1,300	12/15/17		$39,546
	122	S&P 500 Index	Merrill Lynch	362,705	2,375	1/19/18		131,760
								$171,306
		TOTAL EXCHANGE-TRADED PUT OPTION PURCHASED
		(Premium paid $1,779,356)						171,306
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
		(Cost $91,188,099)						$95,587,101
		EXCHANGE-TRADED PUT OPTION WRITTEN – (0.0)%††
	(122)	S&P 500 Index	Merrill Lynch	(60,634)	2,000	1/19/18		$(21,960)

		TOTAL EXCHANGE-TRADED PUT OPTION WRITTEN
		(Premium received $(60,634))						(21,960)
		OTHER ASSETS AND LIABILITIES - 3.1%						$9,559,644
		TOTAL NET ASSETS - 100.0%						$310,181,437

	*	Affiliated funds managed by Pioneer Investment Management, Inc.
	†	Amount rounds to less than 0.1%.
	††	Amount rounds to greater than (0.1)%.

Schedule of Investments | 10/31/17
Pioneer Solutions - Growth Fund (continued)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
35	Euro-Bund	12/7/17	$6,606,773	$6,636,131	$29,358

Number of Contracts (Short)	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
(218)	Euro-Schatz	12/7/17	$(28,494,164)	$(28,511,942)	$(17,778)
(5)	Japan 10 Year Bond	12/13/17	(6,655,185)	(6,616,684)	38,501
(76)	U.S. 10 Year Note	12/19/17	(9,652,000)	(9,495,250)	156,750
(195)	U.S. 5 Year Note	12/29/17	(22,997,812)	(22,851,562)	146,250
Total			$(67,799,161)	$(67,475,438)	$323,723
FUTURES CONTRACTS

INDEX FUTURES
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
105	E-Mini S&P 500	12/15/17	$13,085,269	$13,506,937	$421,668
47	Euro Stoxx 50	12/15/17	1,914,160	2,013,889	99,729
303	Euro Stoxx Bank	12/15/17	2,337,974	2,391,541	53,567
65	IBEX 35	11/17/17	7,701,232	7,985,504	284,272
150	Nikkei 225 (SGX)	12/7/17	12,661,987	14,481,553	1,819,566
31	S&P TSX 60	12/14/17	4,411,366	4,546,683	135,317
83	Stoxx 600 Auto	12/15/17	2,737,339	2,991,260	253,922
370	Stoxx Europe 600	12/15/17	8,415,570	8,508,927	93,357
38	XAU Utilities	12/15/17	2,122,300	2,105,580	(16,720)
Total			$55,387,197	$58,531,874	$3,144,678

Number of Contracts (Short)	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
(31)	DAX	12/15/17	$(11,291,013)	$(11,937,813)	$(646,800)
(102)	E-Mini Russell 2000	12/15/17	(7,419,039)	(7,663,770)	(244,731)
(146)	Euro Stoxx	12/15/17	(3,239,101)	(3,384,791)	(145,690)
(62)	FTSE MIB	12/15/17	(7,998,365)	(8,224,830)	(226,465)
(43)	HSCEI	12/28/17	(3,012,931)	(3,174,641)	(161,710)
(55)	MSCI Emerging Market	12/15/17	(2,988,150)	(3,091,550)	(103,400)
(27)	MSCI World IX	12/15/17	(1,529,820)	(1,549,800)	(19,980)
Total			$(37,478,419)	$(39,027,195)	$(1,548,776)
				$(41,334,628)	$1,948,983

Schedule of Investments | 10/31/17
Pioneer Solutions - Growth Fund (continued)

SWAP CONTRACTS
CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

Notional Principal ($)	Pay/ Receive	Floating Rate	Annual Fixed Rate	Expiration Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
EUR 1,452,000	Pay	EURIBOR 6 Month	0.817%	5/29/27	$ –	$6,165	$6,165
EUR 20,195,296	Pay	EURIBOR 6 Month	0.941%	7/27/27	–	301,333	301,333
EUR 6,634,238	Pay	EURIBOR 6 Month	2.056%	2/16/32	–	(19,770)	(19,770)
EUR 6,736,701	Pay	EURIBOR 6 Month	1.891%	3/1/32	–	(78,500)	(78,500)
EUR 12,958,476	Pay	EURIBOR 6 Month	2.051%	3/17/32	–	(45,833)	(45,833)
GBP 5,909,776	Receive	LIBOR GBP 6 Month	2.020%	2/16/32	–	(44,563)	(44,563)
GBP 2,965,327	Receive	LIBOR GBP 6 Month	1.838%	3/1/32	–	8,031	8,031
GBP 2,970,537	Receive	LIBOR GBP 6 Month	1.843%	3/1/32	–	7,211	7,211
GBP 11,683,571	Receive	LIBOR GBP 6 Month	1.935%	3/17/32	–	(31,473)	(31,473)
SEK 193,422,713	Receive	STIBOR SEK 3 Month	1.245%	7/27/27	–	(266,926)	(266,926)
					$ –	$(158,301)	$(164,325)

INTEREST RATE SWAP AGREEMENT
Notional Principal ($)	Counterparty	Pay/ Receive	Floating Rate	Annual Fixed Rate	Expiration Date	Premiums Paid (Received)	Unrealized Depreciation	Market Value
EUR 1,548,000	UBS AG	Pay	EMMI EURO OverNight Index Average	0.332%	5/9/26	$ –	$(12,627)	$(18,718)
TOTAL SWAP CONTRACTS (Premiums $–)							$ (170,928)	$ (170,928)

Schedule of Investments | 10/31/17
Pioneer Solutions - Growth Fund (continued)

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	70,048	CAD	104,343	Barclays Bank Plc.	1/19/18	1,003
JPY	536,921,675	AUD	6,180,000	Barclays Bank Plc.	1/19/18	14,372
NZD	4,518,216	AUD	4,050,000	Barclays Bank Plc.	1/19/18	(10,954)
RUB	389,721,580	USD	6,700,000	Barclays Bank Plc.	1/19/18	(108,431)
TRY	6,832,796	EUR	1,530,000	Barclays Bank Plc.	1/19/18	(31,315)
TRY	27,501,628	EUR	6,120,000	Barclays Bank Plc.	1/19/18	(81,369)
TRY	4,279,898	USD	1,135,339	Barclays Bank Plc.	1/19/18	(33,193)
USD	2,350,181	AUD	3,025,000	Barclays Bank Plc.	1/19/18	36,172
USD	6,683,867	CAD	8,359,299	Barclays Bank Plc.	1/19/18	195,597
EUR	2,733,313	GBP	2,457,628	Barclays Bank Plc.	1/19/18	(73,483)
USD	8,632,277	ILS	30,076,415	Barclays Bank Plc.	1/19/18	66,255
INR	163,002,000	EUR	2,100,000	Deutsche Bank AG London	1/19/18	35,046
USD	3,112,500	TWD	93,418,575	Goldman Sachs International	1/19/18	83
AUD	6,180,000	JPY	540,437,786	Goldman Sachs International	1/19/18	$(45,424)
JPY	164,515,781	USD	1,471,391	Goldman Sachs International	1/19/18	(18,466)
MXN	21,991,196	USD	1,156,541	Goldman Sachs International	1/19/18	(23,903)
MYR	25,290,000	USD	6,000,000	Goldman Sachs International	1/19/18	(39,454)
MYR	10,389,225	USD	2,450,000	Goldman Sachs International	1/19/18	(1,386)
NOK	40,100,000	SEK	40,626,425	Goldman Sachs International	1/19/18	37,552
USD	951,670	EUR	798,672	Goldman Sachs International	1/19/18	16,819
USD	4,868,743	GBP	3,675,000	Goldman Sachs International	1/19/18	(25,286)
USD	1,840,000	ILS	6,442,880	Goldman Sachs International	1/19/18	5,012
USD	2,480,000	ILS	8,659,910	Goldman Sachs International	1/19/18	13,583
INR	163,632,000	EUR	2,100,000	Goldman Sachs International	1/19/18	44,682
USD	3,112,500	KRW	3,508,326,180	Goldman Sachs International	1/19/18	(26,226)
USD	6,735,000	KRW	7,591,028,939	Goldman Sachs International	1/19/18	(56,317)
BRL	3,976,530	USD	1,245,000	Goldman Sachs International	1/19/18	(42,025)
COP	3,682,710,000	USD	1,245,000	Morgan Stanley Capital Services	1/19/18	(43,216)
IDR	16,923,285,000	USD	1,245,000	Morgan Stanley Capital Services	1/19/18	(6,242)
INR	162,645,000	EUR	2,100,000	Morgan Stanley Capital Services	1/19/18	29,585
USD	4,050,000	KRW	4,564,350,000	Morgan Stanley Capital Services	1/19/18	(33,498)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(204,427)

Schedule of Investments | 10/31/17
Pioneer Solutions - Growth Fund (continued)

NOTE:	Principal amounts are denominated in U.S. Dollars unless otherwise noted:
	AUD	Australian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	COP	Colombian Peso
	EUR	Euro
	GBP	Great British Pound
	IDR	Indonesian Rupiah
	ILS	Israeli New Shekel
	INR	Indian Rupee
	JPY	Japanese Yen
	KRW	Korean Won
	MXN	Mexican Nuevo Peso
	MYR	Malaysian Ringgit
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	RUB	Russian Ruble
	SEK	Swedish Krone
	TRY	Turkish Lira
	TWD	New Taiwan Dollar

	EMMI	European Money Market Institute
	EURIBOR	Euro Interbank Offered Rate
	LIBOR	London Interbank Offered Rate.
	STIBOR	Stockholm Interbank Offered Rate

Schedule of Investments | 10/31/17
Pioneer Solutions - Growth Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2017, in valuing the Fund's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$288,072,669	$ –	$ –	$288,072,669
U.S. Government and Agency Obligation	–	6,726,034	–	6,726,034
Sovereign Debt Obligation	–	5,673,744	–	5,673,744
Exchange-Traded Put Options Purchased	171,306	–	–	171,306
Total	$288,243,975	$12,399,778	$ –	$300,643,753

Other Financial Instruments
Exchange-Traded Put Options Written	(21,960)	–	–	(21,960)
Net Unrealized Appreciation on Futures Contracts	1,948,983	–	–	1,948,983
Net Unrealized Depreciation on Swaps Contracts	–	(170,928)	–	(170,928)
Net Unrealized Appreciation on Forward Foreign Currency Contracts	–	(204,427)	–	(204,427)
Total Other Financial Instruments	$1,927,023	$(375,355)	$ –	$1,551,668

During the three months ended October 31, 2017, there were no transfers between Levels 1, 2, and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;
  and

5.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Asset Allocation Trust

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date December 27, 2017

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date December 27, 2017

* Print the name and title of each signing officer under his or her signature.